S-K 1603(a) SPAC Sponsor	Apr. 13, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	GCGR Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is controlled by its sole member General Catalyst Group XII — Creation, L.P. (“Creation”). General Catalyst Group Management, LLC (the “Management Company”) is the manager of General Catalyst GP XII, LLC (“GP XII”), which is the general partner of General Catalyst Partners XII, L.P. (“Creation GP”), which is the general partner of Creation